Dividends (Tables)	12 Months Ended
Feb. 01, 2014
Payment Of Dividends

	Fiscal 2014			Fiscal 2013			Fiscal 2012
	Cash dividend per share	Total dividends		Cash dividend per share	Total dividends		Cash dividend per share	Total dividends
		(in millions)			(in millions)			(in millions)
First quarter	$0.15	$12.1		$0.12	$10.3		$—	$—
Second quarter	0.15	12.1		0.12	9.6		—	—
Third quarter	0.15	12.0		0.12	9.8		0.10	8.7
Fourth quarter(1)	0.15	12.0	(2)	0.12	9.8	(2)	0.10	8.7

Total	$0.60	$48.2		$0.48	$39.5		$0.20	$17.4

(1)	Signet’s dividend policy results in the dividend payment date being a quarter in arrears from the declaration date. As a result, the dividend declared in the fourth quarter of each fiscal year is paid in the subsequent fiscal year. The dividends are reflected in the consolidated statement of cash flows upon payment.
(2)	As of February 1, 2014 and February 2, 2013, $12.0 million and $9.8 million, respectively, has been recorded in accrued expenses and other current liabilities in the consolidated balance sheets reflecting the cash dividends declared for the fourth quarter of Fiscal 2014 and Fiscal 2013, respectively.